Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,731	1,391
Total	9,731	1,391
Derivative financial instruments, current asset	4,615	1,391
Derivative financial instruments, non-current asset	5,116	—
Total	9,731	1,391

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	4,218	10,487
Forward foreign exchange contracts	578	222
Total	4,796	10,709
Derivative financial instruments, current liability	1,253	2,183
Derivative financial instruments, non-current liability	3,543	8,526
Total	4,796	10,709

Schedule of interest rate swaps held for trading

					Fixed	Notional Amount
				Termination	Interest	December 31,	June 30,
Company	Counterparty	Trade Date	Effective Date	Date	Rate	2018	2019
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	80,000	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	3.14%	N/A	75,000
					Total	550,000	625,000

Schedule of forward foreign exchange contracts held for trading

				Fixed
				Exchange Rate
Company	Counterparty	Trade Date	Settlement Date	(USD/EUR)	Notional Amount
GasLog Partners	GasLog	August 2018	July 2019	1.1738	€2,000
GasLog Partners	GasLog	August 2018	Aug 2019	1.1772	€2,000
GasLog Partners	GasLog	August 2018	Sept 2019	1.1809	€2,000
				Total	€6,000